Personnel (Tables)	12 Months Ended
Dec. 31, 2023
Personnel
Disclosure of information about staff cost

	Note	2021 £m	2022 £m	2023 £m
Staff costs
Wages and salaries		2,157	2,453	2,636
Social security costs		214	257	274
Pensions	6	133	150	142
Share based remuneration		45	46	56
Total staff costs		2,549	2,906	3,108

Disclosure of detailed information about number of people employed

NUMBER OF PEOPLE EMPLOYED: FULL-TIME EQUIVALENTS*	At 31 December			Average during the year
	2021	2022	2023	2021	2022	2023
Business segment
Risk	10,000	10,800	11,100	9,800	10,400	10,900
Scientific, Technical & Medical	8,700	9,500	9,500	8,600	9,300	9,600
Legal	10,500	11,300	11,800	10,300	10,900	11,900
Exhibitions	3,500	3,300	3,500	3,600	3,300	3,500
Sub-total	32,700	34,900	35,900	32,300	33,900	35,900
Corporate/shared functions	800	800	600	800	800	600
Total	33,500	35,700	36,500	33,100	34,700	36,500
Geographical location
North America	14,000	14,900	14,900	13,900	14,500	15,000
Europe	9,300	9,800	10,000	9,400	9,500	9,900
Rest of world	10,200	11,000	11,600	9,800	10,700	11,600
Total	33,500	35,700	36,500	33,100	34,700	36,500